Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 23, 2024
to the Prospectus and Summary Prospectus, as supplemented of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2023
On March 14, 2024, the Fund's Board of Trustees approved the addition of Summit Partners Public Asset Management, LLC (Summit Partners) to manage a portion of the Fund's assets, effective on or about July 24, 2024 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
As of the Effective Date, the following sections of the Fund's Prospectus and Summary Prospectus are hereby superseded and replaced with the following:
The second sentence in the second paragraph under the caption “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are Allspring Global Investments, LLC (Allspring), Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), and Summit Partners Public Asset Management, LLC (Summit Partners).
The third paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby revised to read as follows.
The Fund’s performance prior to July 24, 2024, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Multi-Manager Directional Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 23, 2024
to the Prospectus and Summary Prospectus, as supplemented of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2023
On March 14, 2024, the Fund's Board of Trustees approved the addition of Summit Partners Public Asset Management, LLC (Summit Partners) to manage a portion of the Fund's assets, effective on or about July 24, 2024 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
As of the Effective Date, the following sections of the Fund's Prospectus and Summary Prospectus are hereby superseded and replaced with the following:
The second sentence in the second paragraph under the caption “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are Allspring Global Investments, LLC (Allspring), Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), and Summit Partners Public Asset Management, LLC (Summit Partners).
The third paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby revised to read as follows.
The Fund’s performance prior to July 24, 2024, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.